Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary Of Major Commitments With Local Financial Institutions
(1)	As of December 31, 2024, major commitments with local financial institutions are as follows:

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Limit		Used amount
Bank overdraft	Kookmin Bank and others	￦	374,000	—
Inter-Korean Cooperation Fund	Export-Import Bank of Korea		37,700	987
Economic Cooperation Business Insurance	Export-Import Bank of Korea		3,240	1,732
Collateralized loan on electronic accounts receivable-trade	Kookmin Bank and others		541,650	37,277
Plus electronic notes payable	Industrial Bank of Korea		50,000	3,058
Working capital loan	Korea Development Bank and others		1,584,440	303,140
	Shinhan Bank		USD 65,037	USD 65,037
	Woori Bank		EUR 6,900	EUR 6,900
Facility loans	Shinhan Bank and others		824,000	195,924
Derivatives transaction limit	Korea Development Bank and others		USD 2,120,000	USD 2,120,000

Total	KRW		3,415,030	542,118
	USD		USD 2,185,037	USD 2,185,037
	EUR		EUR 6,900	EUR 6,900

Summary of Guarantees Received from Financial Institutions
(2)	As of December 31, 2024, guarantees received from financial institutions are as follows:

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Limit
Hana Bank	Guarantee for payment in Korean currency	4,000
	Comprehensive credit line and others	2,900
	Guarantee for payment in foreign currency	USD 59
	Comprehensive credit line and others	USD 10,300
	Performance guarantee and others	USD 59
Kookmin Bank	Guarantee for payment in foreign currency	USD 3,186
Shinhan Bank	Guarantee for payment in Korean currency	710
	Guarantee for payment in foreign currency and others	USD 98,842
	Corporate card issuance guarantee	VND 222,914
Woori Bank	Guarantee for payment in Korean currency	5,100
	Guarantee for payment in foreign currency	USD 7,000
	Guarantee for payment in foreign currency	EUR 6,900
	Performance guarantee and others	USD 270
HSBC	Guarantees for depositions	USD 807
Seoul Guarantee Insurance Company	Performance guarantee and others	404,991
Korea Software Financial Cooperative	Performance guarantee and others	1,611,632
Korea Specialty Contractor Financial Cooperative	Performance guarantee and others	135

(In millions of Korean won and foreign currencies in thousands)	Financial institution	Limit
Korea Housing Finance Corporation	Performance guarantee and others	26,526
Korea Housing & Urban Guarantee Corporation 1	Performance guarantee and others	691,530
Information & Communication Financial Cooperative	Performance guarantee and others	838,244

Total	KRW	3,585,768
	USD	120,523
	EUR	6,900
	VND	222,914

1	Inventory assets ( ￦ 449,448 million) and investment properties ( ￦ 494,487 million) are provided as collateral with commitment respectively, as of December 31, 2024.

Summary Of Guarantees Provided By The Group For Third Party
(3)	As of December 31, 2024, guarantees provided by the Group to third parties are as follows:

(In millions of Korean won)	Subject to payment guarantees	Creditor	Limit	Used amount	Period
KT Estate Inc	Wonju Bando U-bora Mark Bridge Buyer	Hana Bank	103,000	68,780	Aug. 5, 2022 ~ Feb. 28, 2025
KT Engineering Co., Ltd. 1	Gasan Solar Power Plant Inc.	Shinhan Bank	4,700	28	Jan. 7, 2010 ~ Jan. 8, 2025
Nasmedia Co., Ltd.	Stockholders Association Members	Korea Securities Finance Corp	748	249	—

1	KT Engineering Co., Ltd., a subsidiary of the Group, is subject to payment, depending on the reimbursement of principal debtor.

Disclosure Of Investment Properties Provided As Collateral Explanatory
(18)	Details of investment properties provided as collateral as December 31, 2023 and 2024, are as follows:

(in millions of Korean won)	December 31, 2023
Collateral	Carrying amount		Secured amount	Related account	Related amount	Mortgagee
Land and buildings	￦	81,057	64,680	Borrowings	54,900	Industrial Bank of Korea/Shinhan Bank/Standard Chartered Bank
Land and buildings		555,921	64,877	Deposits received	55,965	leaseholder

(in millions of Korean won)	December 31, 2024
Collateral	Carrying amount		Secured amount	Related account	Related amount	Mortgagee
Land and buildings	￦	79,959	76,668	Borrowings	63,890	Industrial Bank of Korea/Shinhan Bank/Standard Chartered Bank
Land and buildings		541,351	68,019	Deposits received	58,062	leaseholder